STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (parenthetical) - shares	Dec. 31, 2020	Oct. 23, 2020
Over-allotment option | Class B Common Stock
Shares subject to forfeiture	1,312,500	1,312,500